Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Current and Deferred Income Tax (Expense) Recovery	Current and deferred income tax (expense) recovery
	Year ended December 31,
	2023	2022
Current tax (expense) recovery:
Current year	(2,679)	9,030
Prior year	(252)	(68)
	(2,931)	8,962

Deferred tax (expense) recovery:
Current year	4,703	8,446
Prior year	(1,371)	4
	3,332	8,450
	401	17,412

Schedule of Effective tax rate	Effective tax rate
	Year ended December 31,
	2023 (restated - Note 3e)		2022
Income tax recovery at statutory rate of 26.5%	28,971	26.5%	51,160	26.5%
(Increase) decrease in taxes resulting from:
Foreign tax rate differential	103	0.1%	(1,070)	(0.6)%
Prior year	(1,623)	(1.5)%	(64)	—%
Non-taxable warrant loss (gain) and other permanent differences	(23,391)	(21.4)%	16,894	8.8%
Deferred tax asset not recognized	(3,659)	(3.3)%	(49,508)	(25.6)%
	401	0.4%	17,412	9.1%

Schedule of Deferred Tax Liability	Movement in deferred tax asset for the years ending December 31, 2023 and 2022, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:
	Operating losses carried forward	Lease liability	Asset Retirement provision	Financing fees	PPE	Reserves and other	Total
As of January 1, 2022	—	3,141	84	3,751	478	1,288	8,742
Credited to statements of profit or loss	43,713	1,020	42	144	15,855	11,335	72,109
Deferred tax asset derecognized in the statements of profit or loss	(43,713)	—	—	—	(5,795)	—	(49,508)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,895)	—	—	(3,895)
As of December 31, 2022	—	4,161	126	—	10,538	12,623	27,448
Credited to statements of profit or loss	52,743	(141)	14	3,332	(5,884)	(6,564)	43,500
Deferred tax asset derecognized in the statements of profit or loss	(45,377)	—	—	—	—	—	(45,377)
Deferred tax asset derecognized in the statements of equity	—	—	—	(3,332)	—	—	(3,332)
As of December 31, 2023	7,366	4,020	140	—	4,654	6,059	22,239
Offsetting deferred tax liabilities as of December 31, 2023							(22,239)
Net deferred tax assets as of December 31, 2023							—

Schedule of Deferred Tax Liability	Movement in deferred tax liability for the years ending December 31, 2023 and 2022, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:
	PPE	ROU Asset	Reserves and other	Total
As of January 1, 2022	9,287	4,010	—	13,297
Charged to statements of profit or loss	12,231	1,920	—	14,151
As of December 31, 2022	21,518	5,930	—	27,448
Credited to statements of profit or loss	(4,164)	(2,333)	1,288	(5,209)
As of December 31, 2023	17,354	3,597	1,288	22,239
Offsetting deferred tax assets as of December 31, 2023				(22,239)
Net deferred tax liabilities as of December 31, 2023				—